Schedule of Proforma Information (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenue | $	$ 12,029,325
Net loss attributable to common shareholders | $	$ (3,102,683)
Business acquisitions pro forma basic | $ / shares	$ (0.14)
Business acquisitions pro forma diluted | $ / shares	$ (0.14)